Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
Disaggregation of Revenues
The Company disaggregates its revenue from contracts with customers by geographic region based on the primary locations where the customer is situated, type of good or service and timing of transfer of goods or services to customers (point-in-time or over time), as it believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors. Total revenue based on the disaggregation criteria described above are as follows (in thousands):

	Three Months Ended March 31,
	2021		2020
	Revenue	% of Revenue	Revenue	% of Revenue

Revenue by primary geographical market:
North America	$2,539	48%	$1,085	28%
Asia Pacific	321	6%	8	—%
Europe and Middle East	2,453	46%	2,779	72%
Total	$5,313	100%	$3,872	100%
Revenue by timing of recognition:
Recognized at a point in time	$2,053	39%	$608	16%
Recognized over time	3,260	61%	3,264	84%
Total	$5,313	100%	$3,872	100%
Revenue by segment:
Autonomy Solutions	$4,336	82%	$3,297	85%
Component Sales	977	18%	575	15%
Total	$5,313	100%	$3,872	100%
Volvo Stock Purchase Warrant
In March 2020, the Company issued a stock purchase warrant to Volvo Car Technology Fund AB (“VCTF”) in connection with an engineering services contract. VCTF is entitled to purchase from the Company up to 4,089,280 shares of Class A common stock, at a price of $3.1769 per share. The warrants vest and become exercisable in two tranches based on satisfaction of certain commercial milestones. The fair value of warrants aggregating $2.9 million represent consideration payable to a customer and would be recognized as reduction in revenue consistent with the revenue recognition pattern when these warrants become probable of vesting. The Company’s management determined that the vesting of these warrants was not probable as of March 31, 2021.
Contract assets and liabilities
Contract assets primarily represent revenues recognized for performance obligations that have been satisfied but for which amounts have not been billed. The Company’s contract assets as of March 31, 2021 and December 31, 2020 were $1.2 million and $0, respectively. Contract liabilities consist of deferred revenue and customer advanced payments. Deferred revenue includes billings in excess of revenue recognized related to product sales and other services revenue and is recognized as revenue when the Company performs under the contract. Customer advanced payments represent required customer payments in advance of product shipments according to customer’s payment term. Customer advance payments are recognized as revenue when control of the performance obligation is transferred to the customer. The Company’s contract liabilities were $0.7 million and $2.3 million as of March 31, 2021 and December 31, 2020, respectively, and were included in accrued and other current liabilities in the condensed consolidated balance sheets.
The significant changes in contract liabilities balances consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Beginning balance	$2,284	$225
Revenue recognized that was included in the contract liabilities beginning balance	(1,667)	(225)
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	37	2,284
Ending balance	$654	$2,284
Revenue
Disaggregation of Revenues
The Company disaggregates its revenue from contracts with customers by geographic region based on the primary locations where the customer is situated, type of good or service and timing of transfer of goods or services to customers (point-in-time or over time), as it believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors. Total revenue based on the disaggregation criteria described above are as follows (in thousands):

	Year Ended December 31,
	2020		2019
	Revenue	% of Revenue	Revenue	% of Revenue

Revenue by primary geographical market:
North America	$4,010	29%	$10,453	83%
Asia Pacific	906	6%	469	4%
Europe and Middle East	9,035	65%	1,680	13%
Total	13,951	100%	12,602	100%
Revenue by timing of recognition:
Recognized at a point in time	2,639	19%	9,666	77%
Recognized over time	11,312	81%	2,936	23%
Total	13,951	100%	12,602	100%
Revenue by segment:
Autonomy Solutions	11,387	82%	9,666	77%
Component Sales	2,564	18%	2,936	23%
Total	13,951	100%	12,602	100%
Volvo Stock Purchase Warrant
In March 2020, the Company issued a stock purchase warrant to Volvo Car Technology Fund AB (“VCTF”) in connection to the engineering services contract. VCTF is entitled to purchase from the Company up to 4,089,280 shares of Class A common stock, at a price of $3.1769 per share. The warrants vest and become exercisable in two tranches based on satisfaction of certain commercial milestones. The fair value of warrants aggregating $2.9 million represent consideration payable to a customer and would be recognized as reduction in revenue consistent with the revenue recognition pattern when these warrants become probable of vesting. The Company’s management determined that the vesting of these warrants was not probable as of December 31, 2020.
Contract assets and liabilities
Contract assets primarily represent revenues recognized for performance obligations that have been satisfied but for which amounts have not been billed. The Company’s contract assets as of December 31, 2020 were not material. The Company did not have any contract assets as of December 31, 2019. Contract liabilities consist of deferred revenue and customer advanced payments. Deferred revenue includes billings in excess of revenue recognized related to product sales and other services revenue and is recognized as revenue when the Company performs under the contract. Customer advanced payments represent required customer payments in advance of product shipments according to customer’s payment term. Customer advance payments are recognized as revenue when control of the performance obligation is transferred to the customer. The Company’s contract liabilities were $2.3 million and $0.2 million as of December 31, 2020 and 2019, respectively, and were included in accrued and other current liabilities in the consolidated balance sheets.
The significant changes in contract liabilities balances consisted of the following (in thousands):

	December 31,
	2020	2019
Beginning balance	$225	$—
Revenue recognized that was included in the contract liabilities beginning balance	(225)	—
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	2,284	225
Ending balance	$2,284	$225